Income taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Income taxes
14.	INCOME TAXES

There was no provision for income taxes for the three months ended March 31, 2021 and 2020.

On March 27, 2020, the Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”) was enacted in the United States. The CARES Act contains several tax provisions, including modifications to the net operating loss (“NOL”) and business interest limitations as well as a technical correction to the recovery period for qualified improvement property. The Company has evaluated these provisions in the CARES Act and does not expect a material impact to the provision.

On the basis of this evaluation, as of March 31, 2021, a valuation allowance has been recorded to recognize only the portion of the deferred tax asset that is more likely than not to be realized. The amount of the deferred tax asset considered realizable, however, could be adjusted if estimates of future taxable income during the carryforward period are reduced or increased or if objective negative evidence in the form of cumulative losses is no longer present and additional weight is given to subjective evidence such as our projections for growth.

Because of the change of ownership provisions of the Tax Reform Act of 1986, use of a portion of our domestic NOL and tax credit carryforwards may be limited in future periods. Further, a portion of the carryforwards may expire before being applied to reduce future income tax liabilities.

For the three months ended March 31, 2021 and 2020, the Company’s effective tax rate was different from the US federal statutory rate. This difference is primarily attributable to the effect of state and local income taxes and permanent differences between expenses deductible for financial reporting purposes offset by the valuation allowances placed on the Company’s deferred tax assets.

As of March 31, 2021, no liability for unrecognized tax benefits was required to be recorded by the Company. Management does not expect any significant changes in its unrecognized tax benefits in the next 12 months.

14.	INCOME TAXES

The provision for income taxes for the year ended December 31, 2020 and 2019, consisted of the following:

	2020	2019
Current
Federal	$—	$—
State	8	50

	8	50
Deferred
Federal	—	—
State	—	—

Total deferred	—	—

Total provision	$8	$50

As of December 31, 2020 and 2019, the Company’s net deferred tax liabilities consisted of the following:

	2020	2019
Net operating losses	$41,170	$24,733
Provision for doubtful accounts	498	469
Inventory reserves	86	48
Accrued expenses	804	35
Warrant expense	4	26
Deferred revenue	1	181
Stock-based compensation	139	110
Intangible assets	280	298
Convertible notes	593	—
Charitable contributions	4	4
Credits	343	343

Total deferred tax assets before valuation allowance	43,922	26,247
Valuation allowance	(41,787)	(25,346)

Deferred tax assets net of valuation allowance	2,135	901
Deferred commissions	(176)	(42)
Unrealized FX gain/loss	(6)	—
Fixed assets	(1,953)	(859)

Total deferred tax liabilities	(2,135)	(901)

Deferred tax liabilities, net	$—	$—

On March 27, 2020, the Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”) was enacted in the United States. The CARES Act contains several tax provisions, including modifications to the net operating loss (“NOL”) and business interest limitations as well as a technical correction to the recovery period for qualified improvement property. The Company has evaluated these provisions in the CARES Act and does not expect a material impact to the provision.

As of December 31, 2020, the Company had approximately $18,168 in gross Federal NOL carryforwards available to offset future taxable income that will begin to expire in 2034 and approximately $132,351 in federal NOL carryforwards available to offset future taxable income that have an indefinite life. The Company had approximately $138,299 in gross state NOL carryforwards available to offset future taxable income. Some of these net operating losses follow the Federal Tax Cuts and Job Acts and are indefinite life and others are finite life with various expiration dates.

The NOL carryforwards and R&D tax credits are available to reduce future taxable income and tax. However, Sections 382 and 383 of the Internal Revenue Code, and similar state regulations, contain provisions that may limit the NOL carryforwards and R&D tax credits available to be used to offset income in any given year upon the occurrence of certain events, including changes in the ownership interests of significant stockholders. In the event of a cumulative change in the ownership interest of significant stockholders in excess of 50% over a three-year period, the amount of the NOL carryforwards and R&D tax credits that the Company may utilize in any one year may be limited. The Company performed an analysis on Section 382 of the Internal Revenue Code and determined that it does not have any NOL limitations for the year ended December 31, 2020.

Management assesses the available positive and negative evidence to estimate whether sufficient future taxable income will be generated to permit use of the existing deferred tax assets. As significant piece of objective negative evidence was the cumulative loss incurred over the three-year period ended December 31, 2020 and 2019. Such objective evidence limits the ability to consider other subjective evidence, such as our projections for future growth.

On the basis of this evaluation, as of December 31, 2020 and 2019, a valuation allowance of $41,787 and $25,346, respectively, has been recorded to recognize only the portion of the deferred tax asset that is more likely than not to be realized. The amount of the deferred tax asset considered realizable, however, could be adjusted if estimates of future taxable income during the carryforward period are reduced or increased or if objective negative evidence in the form of cumulative losses is no longer present and additional weight is given to subjective evidence such as our projections for growth. For the years ended December 31, 2020 and 2019, the valuation allowance increased by $16,441 and $12,063, respectively.

For the years ended December 31, 2020 and 2019, the Company’s effective tax rate was different from the US federal statutory rate. This difference is primarily attributable to the effect of state and local income taxes and permanent differences between expenses deductible for financial reporting purposes offset by the valuation allowances placed on the Company’s deferred tax assets.

The reconciliation of the Company’s effective tax rate to the statutory federal rate is as follows:

	2020		2019
	$	%	$	%
Federal statutory rate	$(13,857)	21.00%	$(10,544)	21.00%
Permanent items	338	(0.51)	1,009	(2.01)
State and local taxes, net of federal taxes	(3,560)	5.39	(2,497)	4.97
Deferred rate changes	(17)	0.03	(21)	0.04
Valuation allowance	16,441	(24.91)	12,063	(24.02)
Other	663	(1.00)	40	(0.08)

Effective tax rate	$8	—%	$50	(0.10)%

The Company evaluated the provisions of ASC 740, Income Tax, related to the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements. ASC 740 prescribes a comprehensive model for financial statement recognition, measurement, presentation, and disclosure of uncertain positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. Differences between tax positions taken or expected to be taken in a tax return and the benefits recognized and measured pursuant to the interpretation under ASC 740 are referred to as “unrecognized tax benefits.” A liability is recognized (or an amount of net operating loss carryover or tax refundable is reduced) for an unrecognized tax benefit because it represents an enterprise’s potential future obligation to the taxing authorities for a tax position that was not recognized as a result of applying the provisions of ASC 740. As of December 31, 2020 and 2019, no liability for unrecognized tax benefits was required to be recorded by the Company. Management does not expect any significant changes in its unrecognized tax benefits in the next 12 months. The Company includes interest and penalties related to unrecognized tax benefits within income tax expense. There are no interest or penalties relating to tax positions during the years ended December 31, 2020 and 2019.

The Company files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Company is subject to examination by federal, state and foreign jurisdictions, where applicable. There are currently no pending tax examinations. The Company’s tax years are still open under statute from December 31, 2017 to the present. Federal and state net operating losses are subject to review by taxing authorities in the year utilized.